Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000014630 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014630 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014628 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079553 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079553 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000079553 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162546 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162546 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014629 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014629 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014629 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014637 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000014637 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000014637 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[1]
C000014637 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014637 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000162550 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000162550 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000162550 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[2]
C000162550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162550 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000079557 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000079557 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000079557 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[3]
C000079557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079557 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079557 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000014636 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000014636 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000014636 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[4]
C000014636 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014636 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000033993 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000033993 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000033993 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[5]
C000033993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033993 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033993 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000202748 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000202748 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6]
C000202748 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[6]
C000202748 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202748 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000202766 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000202766 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000202766 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000202766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[7]
C000202766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[7]
C000202766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[7]
C000202766 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[7]
C000202766 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[7]
C000202766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202766 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202766 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202766 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202766 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202766 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000202766 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202766 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202766 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202766 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000202766 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202766 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000202766 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000202766 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202766 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202766 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202766 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000145611 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000145611 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000145611 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[8]
C000145611 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[8]
C000145611 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[8]
C000145611 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[8]
C000145611 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[8]
C000145611 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145611 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145611 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145611 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000145611 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145611 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000145611 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145611 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145611 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145611 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145611 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000145611 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000145611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145611 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145611 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000145608 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000145608 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000145608 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[9]
C000145608 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[9]
C000145608 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[9]
C000145608 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000145608 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[9]
C000145608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145608 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145608 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145608 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000145608 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145608 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000145608 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145608 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145608 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145608 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145608 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145608 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145608 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000145608 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000145608 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145608 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145608 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145608 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000145609 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000145609 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[10]
C000145609 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[10]
C000145609 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[10]
C000145609 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000145609 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[10]
C000145609 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[10]
C000145609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145609 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145609 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145609 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000145609 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145609 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000145609 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145609 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145609 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145609 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145609 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145609 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145609 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000145609 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000145609 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145609 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145609 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145609 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000162600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[11]
C000162600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000162600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[11]
C000162600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[11]
C000162600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[11]
C000162600 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[11]
C000162600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[11]
C000162600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162600 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162600 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162600 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162600 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162600 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162600 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162600 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162600 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000162600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000162600 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000162600 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162600 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162600 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145610 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
C000145610 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000145610 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[12]
C000145610 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000145610 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%	[12]
C000145610 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000145610 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[12]
C000145610 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[12]
C000145610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145610 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145610 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.70%
C000145610 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000145610 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.50%
C000145610 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.70%
C000145610 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145610 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000145610 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145610 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000145610 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145610 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000145610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%
C000145610 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%
C000145610 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000145610 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145610 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145610 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171519 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000171519 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[13]
C000171519 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[13]
C000171519 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[13]
C000171519 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[13]
C000171519 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[13]
C000171519 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[13]
C000171519 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[13]
C000171519 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000171519 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171519 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171519 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171519 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171519 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171519 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171519 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171519 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171519 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171519 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171519 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000171519 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171519 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171519 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171519 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171519 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000171516 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[14]
C000171516 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[14]
C000171516 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000171516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[14]
C000171516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[14]
C000171516 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[14]
C000171516 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[14]
C000171516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000171516 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171516 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171516 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171516 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171516 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171516 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171516 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000171516 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171516 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171516 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171516 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171516 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171518 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000171518 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[15]
C000171518 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[15]
C000171518 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[15]
C000171518 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[15]
C000171518 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[15]
C000171518 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[15]
C000171518 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[15]
C000171518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000171518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171518 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171518 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171518 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171518 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171518 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171518 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171518 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000171518 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171518 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171518 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171518 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171518 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171517 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000171517 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[16]
C000171517 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[16]
C000171517 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000171517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[16]
C000171517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[16]
C000171517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[16]
C000171517 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[16]
C000171517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000171517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171517 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171517 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171517 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171517 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171517 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000171517 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171517 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171517 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171517 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171517 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171520 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000171520 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[17]
C000171520 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[17]
C000171520 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[17]
C000171520 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[17]
C000171520 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[17]
C000171520 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[17]
C000171520 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[17]
C000171520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000171520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000171520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000171520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000171520 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000171520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171520 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000171520 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000171520 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000171520 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000171520 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171520 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000202768 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%	[18]
C000202768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[18]
C000202768 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000202768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[18]
C000202768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[18]
C000202768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[18]
C000202768 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[18]
C000202768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000202768 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.50%
C000202768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202768 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202768 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000202768 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000202768 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	69.70%
C000202768 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202768 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202768 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202768 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[7]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
[8]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
[9]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[10]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[11]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used
[12]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[13]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[14]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[15]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[16]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[17]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[18]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.